Note 11 - Commitments	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments:

Operating lease commitments:

The Company has entered into operating leases for premises and equipment under which it is obligated to make minimum annual payments as described below:

Years ending December 31,
2018	$167
2019	268
2020	277
2021	281
2022	276
Thereafter	78
$1,347